Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combinations [Line Items]
BUSINESS COMBINATIONS

NOTE 3:- BUSINESS COMBINATIONS

Current year acquisitions

On June 8, 2023, the Company acquired 60% of K.M.T. (M.H.) Technologies Communication Computer Ltd. (“KMT”). KMT delivers a broad spectrum of ICT products, cloud platform, VoIP, technical support and planning and construction of computing. KMT was acquired for a total consideration of NIS 55,039 ($ 14,875). NIS 60 million was paid upon closing of which a payment of NIS 15 million is related to a contingent consideration depending on the future operating results achieved by KMT referring to years 2023-2025. If the future operating results will not be fully achieved, the seller will be required to return the whole or part of the contingent consideration. This contingent consideration was accounted for as a financial asset measured at its fair value as of the acquisition date of NIS 5 million ($1.4 million).

The results of operations were included in the consolidated financial statements of the Company commencing June 30, 2023. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding $632 of cash acquired	$197
Intangible assets, net of deferred tax liabilities	8,281
Non-controlling interests	(3,644)
Goodwill	9,410
Total assets acquired	$14,244

The goodwill from the acquisition of KMT is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Previous year acquisitions

a.

On December 2, 2021, the Company entered into a Share Purchase Agreement (“the Agreement”) to acquire 50.1% of the outstanding share capital of Appush Ltd. (formerly known as Vidstart Ltd.) (“Appush”), a provider of a video advertising platform that offers personalized automated methods and real-time smart optimization, helping its clients achieve high yields in the competitive digital ecosystem, for $21,492. Of which, $11,042 was paid upon closing. The final closing and execution of the Agreement occurred on January 27, 2022. In addition, the Company paid $1.5 million as an advance payment for future acquisition of the remainder of Appush’s shares. According to the Agreement, the Company is obliged to purchase the remainder of Appush’s shares in stages until it will hold 100% of Appush’s shares on or before December 31, 2026. This obligation was accounted for as a financial liability measured at its fair value as of the acquisition date of $10,450. Beyond the $11,042 paid in 2021, the Company paid $239 in 2022 and $4,962 in 2023. The fair value of the financial liability at December 31, 2023 was $4,634.

The results of operations were included in the consolidated financial statements of the Company commencing January 27, 2022.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net liabilities, excluding $1,548 of cash acquired	$(2,762)
Intangible assets, net of deferred tax liabilities	7,445
Goodwill	15,261
Total assets acquired	$19,944

The goodwill from the acquisition of Appush is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

b.

On August 23, 2022, the Company acquired The Goodkind Group, LLC (“TGG”) for a total consideration of $11,629, subject to net working capital adjustments. Of which, $7,993 was paid upon closing. The remainder constitutes a deferred payment payable in 2023 and 2024. TGG provides permanent and temporary staffing needs in various sectors including: Information Technology, Accounting & Finance, Digital Media, Marketing, Human Resources, Financial Services. TGG specializes in customizing solutions and programs to their clients. With On-Site programs and sourcing models the Company solutions includes functions which differs from standard staffing companies. TGG provides assistance in the areas of compensation design and development, employee opinion surveys, employment policies and practices, performance management, regulatory and compliance issues and succession planning.

The results of operations were included in the consolidated financial statements of the Company commencing August 23, 2022.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Net assets, excluding $147 of cash acquired	$3,177
Customer relationships, net of deferred tax liabilities	3,901
Goodwill	4,404
Total assets acquired	$11,482

The goodwill from the acquisition of TGG is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition.

c.

On July 1, 2022, the Company acquired Intrabases SAS (“Intrabases”), a provider of IT professional services based in Nantes, France. The consideration of the transaction is comprised solely from a cash consideration in an amount of $3,428.

The results of operations were included in the consolidated financial statements of the Company commencing July 1, 2022.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Net assets, excluding $447 of cash acquired	$120
Customer relationships, net of deferred tax liabilities	1,054
Goodwill	1,807
Total assets acquired	$2,981

The goodwill from the acquisition of Intrabases is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

d.

During 2022, the Company entered into two separate Asset Purchase Agreements which meet the definition of a business. Therefore, the Company deemed them as business combinations which were accounted for in accordance with IFRS 3. These aforementioned acquisitions are immaterial, both individually and in aggregate. The total consideration paid for these acquisitions was $1,753.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisitions:

Net liabilities	(308)
Customer relationships, net of deferred tax liabilities	1,163
Goodwill	898
Total assets acquired	$1,753

The goodwill from these acquisitions is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition.